Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,974,113.37

Principal:
Principal Collections	$17,082,033.02
Prepayments in Full	$11,117,473.07
Liquidation Proceeds	$255,269.58
Recoveries	$96,289.03
Sub Total	$28,551,064.70
Collections	$30,525,178.07

Purchase Amounts:
Purchase Amounts Related to Principal	$309,448.05
Purchase Amounts Related to Interest	$1,861.95
Sub Total	$311,310.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,836,488.07

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$30,836,488.07
Servicing Fee	$439,716.13	$439,716.13	$0.00	$0.00	$30,396,771.94
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,396,771.94
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$30,396,771.94
Interest - Class A-3 Notes	$128,275.65	$128,275.65	$0.00	$0.00	$30,268,496.29
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$30,180,773.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,180,773.37
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$30,130,661.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,130,661.29
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$30,086,200.21
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,086,200.21
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$30,022,270.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,022,270.96
Regular Principal Payment	$28,028,601.11	$28,028,601.11	$0.00	$0.00	$1,993,669.85
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,993,669.85
Residuel Released to Depositor	$0.00	$1,993,669.85	$0.00	$0.00	$0.00
Total		$30,836,488.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$28,028,601.11
Total					$28,028,601.11
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,028,601.11	$55.83	$128,275.65	$0.26	$28,156,876.76	$56.09
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$28,028,601.11	$17.41	$374,500.98	$0.23	$28,403,102.09	$17.64

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$265,397,897.36	0.5286811	$237,369,296.25	0.4728472
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$509,137,897.36	0.3162269	$481,109,296.25	0.2988182

Pool Information
Weighted Average APR	4.380%	4.380%
Weighted Average Remaining Term	34.38	33.58
Number of Receivables Outstanding	37,997	36,890
Pool Balance	$527,659,354.87	$498,516,351.77
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$509,137,897.36	$481,109,296.25
Pool Factor	0.3217956	0.3040226

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$17,407,055.52
Targeted Overcollateralization Amount	$17,407,055.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,407,055.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	27

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		123	$378,779.38
(Recoveries)		137	$96,289.03
Net Losses for Current Collection Period			$282,490.35
Cumulative Net Losses Last Collection Period			$8,372,723.21
Cumulative Net Losses for all Collection Periods			$8,655,213.56

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.64%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.25%	643	$11,194,770.37
61-90 Days Delinquent	0.21%	64	$1,054,625.76
91-120 Days Delinquent	0.08%	24	$420,808.20
Over 120 Days Delinquent	0.21%	54	$1,050,791.78
Total Delinquent Receivables	2.75%	785	$13,720,996.11

Repossession Inventory:
Repossessed in the Current Collection Period		23	$469,349.33
Total Repossessed Inventory		42	$844,772.98

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4880%
Preceding Collection Period			0.5471%
Current Collection Period			0.6607%
Three Month Average			0.5652%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3769%
Preceding Collection Period			0.3711%
Current Collection Period			0.3849%
Three Month Average			0.3777%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer